787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 16, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 271 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-6444

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 271 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 271 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: ClearBridge Energy MLP & Infrastructure Fund (the “New Fund”). The New Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in energy infrastructure investments. The New Fund will invest in a portfolio of energy infrastructure investments, including master limited partnerships (“MLPs”), “I-Shares” issued by affiliates of MLPs, which represent an indirect ownership of MLP limited partnership interests, general partners of MLPs, fixed income securities, equity securities and equity-related securities, including common stocks, preferred stocks, convertible stocks and other securities convertible into equity securities, of companies providing, building or maintaining energy infrastructure and/or energy infrastructure related services throughout the energy delivery supply chain. Such energy infrastructure companies may be involved in extraction (e.g., oil drilling services), mid-stream activities (e.g., transporting or processing energy assets), storage or other related activities and include energy related utilities companies. The New Fund may invest in issuers with any market capitalization. The New Fund may invest up to 50% of its net assets in foreign securities.

Since the New Fund will offer its Class A, C, FI, R, I and IS shares to retail and institutional shareholders in the same manner as the other series of the Trust, the disclosures in the sections of the New Fund’s prospectus titled “Purchase and sale of fund shares,” “Tax information,” “Payments to broker/dealers and other financial intermediaries,” “Portfolio holdings,” “Choosing a class of shares to buy,” “Comparing the fund’s classes,” “Sales charges,” “More about contingent deferred sales charges,” “Retirement and Institutional Investors—eligible investors,” “Buying shares,” “Exchanging shares,” “Redeeming shares,” “Other things to know about transactions,” “Dividends, distributions and taxes,” and “Share price” and the sections of the New Fund’s statement of additional information entitled “Purchase of Shares,” “Redemption of Shares” and “Exchange Privilege,” “Valuation of Shares,” “The Trust,” and “Taxes” are

NEW  YORK    WASHINGTON    PARIS     LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

May 16, 2013

substantially identical to those sections in the Prospectuses and Statements of Additional Information of other series of the Trust that have been reviewed by the Staff. In addition, much of the risk disclosure in the New Fund’s prospectus in the sections “Certain risks” and “More on the fund’s investment strategies, investments and risks—More on risks of investing in the fund” and in the New Fund’s statement of additional information in the “Investment Practices and Risk Factors” section is similar to the risk disclosure provided for other series of the Trust and has been reviewed by the Staff. Consequently, on behalf of the Trust, I request selective review of the Amendment.

The Amendment has an effective date of August 8, 2013. Prior to that date, and in accordance with previous staff comments, the Trust will make a correspondence filing on behalf of the New Fund that will include a complete fee table and expense example.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Richard M. Wachterman, Legg Mason & Co., LLC

Rosemary D. Emmens, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Anne C. Choe, Willkie Farr & Gallagher LLP